Related Party Information	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Information	Related Party Information As of December 31, 2021 and 2020 CNH Industrial’s related parties were primarily EXOR N.V. and the companies that EXOR N.V. controlled or had a significant influence over, including Stellantis N.V. (formerly Fiat Chrysler Automobiles N.V. which, effective January 16, 2021, merged with Peugeot S.A. by means of a cross-border legal merger) and its subsidiaries and affiliates ("Stellantis"). As of December 31, 2021, EXOR N.V. held 42.5% of CNH Industrial’s voting power and had the ability to significantly influence the decisions submitted to a vote of CNH Industrial’s shareholders, including approval of annual dividends, the election and removal of directors, mergers or other business combinations, the acquisition or disposition of assets, and issuances of equity and the incurrence of indebtedness. The percentage above has been calculated as the ratio of (i) the aggregate number of common shares and special voting shares owned by EXOR N.V. to (ii) the aggregate number of outstanding common shares and special voting shares of CNH
Industrial as of December 31, 2021. In addition, CNH Industrial engages in transactions with its unconsolidated subsidiaries and affiliates over which CNH Industrial has a significant influence or jointly controls.
The Company’s Audit Committee reviews and evaluates all significant related party transactions.
Transactions with EXOR N.V. and its Subsidiaries and Affiliates
EXOR N.V. is an investment holding company in Europe. As of December 31, 2021 and 2020, among other things, EXOR N.V. managed a portfolio that includes investments in Stellantis. CNH Industrial did not enter into any significant transactions with EXOR N.V. during the years ended December 31, 2021 and 2020.
In connection with the establishment of Fiat Industrial (now CNH Industrial) through the demerger from Fiat (which was subsequently merged into Fiat Chrysler Automobiles N.V. which is now Stellantis), the two companies entered into a Master Services Agreement (“MSA”) which sets forth the primary terms and conditions pursuant to which the service provider subsidiaries of CNH Industrial and Stellantis provide services to the service receiving subsidiaries. As structured, the applicable service provider and service receiver subsidiaries become parties to the MSA through the execution of an Opt-in letter that may contain additional terms and conditions. Pursuant to the MSA, service receivers are required to pay to service providers the actual cost of the services plus a negotiated margin. During 2021 and 2020, Stellantis subsidiaries provided CNH Industrial with administrative services such as accounting, cash management, maintenance of plant and equipment, security, information systems and training under the terms and conditions of the MSA and the applicable Opt-in letters.
Additionally, CNH Industrial sold engines and light commercial vehicles to and purchased engine blocks and other components from Stellantis subsidiaries. Furthermore, CNH Industrial and Stellantis might engage in other minor transactions in the ordinary course of business.
These transactions with Stellantis are reflected in the Company’s consolidated financial statements as follows:

	2021	2020	2019
	(in millions)
Net sales	$415	$599	$719
Cost of goods sold	$269	$212	$319
Selling, general and administrative expenses	$138	$127	$147

	December 31, 2021	December 31, 2020
	(in millions)
Trade receivables	$4	$8
Trade payables	$72	$85
Transactions with Unconsolidated Subsidiaries and Affiliates
CNH Industrial sells commercial vehicles, agricultural and construction equipment and provides technical services to unconsolidated subsidiaries and affiliates such as IVECO—OTO MELARA Società Consortile a responsabilità limitata, CNH de Mexico SA de CV, Turk Traktor ve Ziraat Makineleri A.S. and New Holland HFT Japan Inc. CNH Industrial also purchases equipment from unconsolidated subsidiaries and affiliates, such as Turk Traktor ve Ziraat Makineleri A.S. These transactions primarily affected revenues, finance, interest and other income, cost of goods sold, trade receivables and payables and are presented as follows:

	2021	2020	2019
	(in millions)
Net sales	$1,097	$1,076	$911
Cost of goods sold	$518	$412	$514

	December 31, 2021	December 31, 2020
	(in millions)
Trade receivables	$16	$170
Trade payables	$129	$98
At December 31, 2021 and 2020, CNH Industrial had pledged guarantees on commitments of its joint ventures for an amount of $211 million and $259 million, respectively, mainly related to IVECO—OTO MELARA Società Consortile a responsabilità limitata. At December 31, 2021 and 2020, CNH Industrial had pledged guarantees and commitments of its associated company for an amount of $304 million and $323 million, respectively, related to CNH Industrial Capital Europe S.a.S.